Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Schedule of Fair Value of the Total Consideration	The fair value of the total consideration has been allocated as below:
Class A Special Shares (6,441 special shares*)	$597,836
Class B Special Shares (212,265 special shares*)	19,700,885
Cash (via Promissory Note)	14,133,966
Total Consideration Paid	$34,432,687

Cash	$281,996
Trade and other receivables (note 7)	1,163,221
Prepayments	7,420
Property, plant and equipment, net (note 10)	4,123,220
Right-of-use assets (note 11)	181,206
Goodwill (note 12)	39,572,129
Accounts payable and accrued liabilities	(1,402,638)
Due to related parties	(225,900)
Lease liabilities (note 14)	(189,096)
Loans and borrowings (note 15)	(171,247)
Due to/from Akanda	(8,907,624)
Net Assets Acquired	$34,432,687

*	The fair value of 218,706 special shares issued was determined to be $92.81 per special share using the market price at acquisition date.